Income Taxes (Components of Domestic and Foreign Income (Loss) and Provision for Current and Deferred Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income (loss) before income taxes:
Sony Corporation and all subsidiaries in Japan	¥ 149,256	¥ (88,855)	¥ 98,152
Foreign subsidiaries	155,248	128,584	(72,411)
Income before income taxes	304,504	39,729	25,741
Income taxes - Current:
Sony Corporation and all subsidiaries in Japan	41,080	40,321	41,339
Foreign subsidiaries	53,498	40,430	59,904
Current	94,578	80,751	101,243
Income taxes - Deferred:
Sony Corporation and all subsidiaries in Japan	(1,745)	(3,306)	(6,330)
Foreign subsidiaries	1,956	11,288	(331)
Deferred	211	7,982	(6,661)
Total income tax expense	¥ 94,789	¥ 88,733	¥ 94,582